DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE INFORMATION (Details) (Senior Unsecured Debentures, CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Senior Unsecured Debentures
Fair Value
Fair value, debt	294.2	291.8